UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
 -------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  03/31
                          --------
Date of reporting period: 06/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0%                                     SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 26.4%
Acorda Therapeutics, Inc.*                                  15,500  $    508,865
Alexion Pharmaceuticals, Inc.* +                            15,419     1,117,879
ArthroCare Corp.* +                                         25,454     1,038,778
Biomarin Pharmaceutical, Inc.* +                            26,826       777,417
Genomic Health, Inc.* +                                     46,918       898,480
Gen-Probe, Inc.*                                            10,219       485,198
NuVasive, Inc.* +                                           16,980       758,327
OSI Pharmaceuticals, Inc.*                                  21,487       887,843
RTI Biologics, Inc.*                                        51,355       449,356
SonoSite, Inc.*                                             20,065       562,021
The Spectranetics Corp.*                                    91,655       903,718
TranS1, Inc.*                                               45,391       684,042
United Therapeutics Corp.* +                                 7,635       746,321
Wright Medical Group, Inc.*                                 31,910       906,563
--------------------------------------------------------------------------------
                                                                      10,724,808
--------------------------------------------------------------------------------

TECHNOLOGY -- 16.8%
Anixter International, Inc.* +                               6,089       362,235
Avnet, Inc.*                                                14,011       382,220
Digital River, Inc.*                                        10,083       389,002
DivX, Inc.*                                                 45,726       335,629
Emulex Corp.*                                               17,411       202,838
F5 Networks, Inc.*                                          12,568       357,183
Foundry Networks, Inc.*                                     21,850       258,267
ION Geophysical Corp.*                                      46,145       805,231
j2 Global Communications, Inc.*                             17,321       398,383
Micros Systems, Inc.*                                       18,408       561,260
Microsemi Corp.* +                                          21,112       531,600
Nuance Communications, Inc.* +                              28,382       444,746
Parametric Technology Corp.*                                19,370       322,898
Progress Software Corp.*                                     7,225       184,743
Skyworks Solutions, Inc.*                                   54,127       534,233
Tessera Technologies, Inc.*                                 16,379       268,124
Website Pros, Inc.*                                         59,934       499,250
--------------------------------------------------------------------------------
                                                                       6,837,842
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.8%
Barnes & Noble, Inc.                                        15,030       373,345
BJ'S Restaurants, Inc.*                                     21,606       210,226
Callaway Golf Co.                                           17,545       207,557
Chipotle Mexican Grill, Inc.* +                              4,811       397,485
Deckers Outdoor Corp.* +                                     2,810       391,152
EZCORP, Inc. - Class A*                                     24,220       308,805
FTI Consulting, Inc.*                                        8,770       600,394
Iconix Brand Group, Inc.* +                                 16,582       200,311
Jarden Corp.*                                               17,235       314,366
Life Time Fitness* +                                        13,012       384,505
LKQ Corp.*                                                  17,620       318,393
Men's Wearhouse, Inc.                                       12,335       200,937
Panera Bread Co.* +                                          9,200       425,592
PetMed Express, Inc.*                                       24,068       294,833
Steiner Leisure Ltd.*                                        6,474       183,538
ValueClick, Inc.*                                           23,310       353,147
VistaPrint Ltd.* +                                           8,715       233,213
Watson Wyatt Worldwide, Inc.                                11,758       621,881
--------------------------------------------------------------------------------
                                                                       6,019,680
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.3%
AeroVironment, Inc.*                                        30,770       836,328
Badger Meter, Inc.                                           8,735       441,380
Bucyrus International, Inc.                                  4,917       359,039
Ducommun, Inc.*                                             15,047       345,479
EnPro Industries, Inc.* +                                    3,867       144,394
ESCO Technologies, Inc.*                                     9,435       442,690
General Cable Corp.*                                         7,865       478,585
Lindsay Corp. +                                              3,060       260,008
Polycom, Inc.* +                                            22,110       538,600
Titan Machinery, Inc.*                                      11,920       373,334
Ultra Clean Holdings, Inc.*                                 18,785       149,529
Woodward Governor Co.                                       17,722       631,967
--------------------------------------------------------------------------------
                                                                       5,001,333
--------------------------------------------------------------------------------

ENERGY -- 12.0%
Atwood Oceanics, Inc.*                                       6,460       803,235
Berry Petroleum Co.                                         13,887       817,666
Carrizo Oil & Gas, Inc.*                                     2,950       200,866
Comstock Resources, Inc.*                                    8,985       758,604
GMX Resources, Inc.*                                         7,010       519,441
Lufkin Industries, Inc.                                      5,825       485,106
McMoRan Exploration Co.*                                     7,310       201,171
Natural Gas Services Group, Inc.*                           15,391       469,118
PetroQuest Energy, Inc.*                                    23,054       620,153
--------------------------------------------------------------------------------
                                                                       4,875,360
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.4%
Affiliated Managers Group, Inc.*                             2,310       208,039
Cash America International, Inc.                             7,710       239,010
Euronet Worldwide, Inc.*                                    13,504       228,218
FactSet Research Systems, Inc. +                             4,275       240,939
LaSalle Hotel Properties                                    12,020       302,063
Life Partners Holdings, Inc.                                     1            20
Morningstar, Inc.*                                           5,789       416,981
Portfolio Recovery Associates, Inc.* +                      11,150       418,124
Waddell & Reed Financial, Inc. - Class A                     5,680       198,857
Wright Express Corp.*                                       14,594       361,931
--------------------------------------------------------------------------------
                                                                       2,614,182
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 6.0%
Andersons, Inc. +                                            8,971       365,209
Energy Conversion Devices, Inc.* +                           6,480       477,187
Greif, Inc. - Class A                                        6,850       438,606
Olin Corp.                                                  11,730       307,091
Terra Industries, Inc.                                       8,639       426,335
Valmont Industries, Inc.                                     4,095       427,068
--------------------------------------------------------------------------------
                                                                       2,441,496
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.6%
Polaris Industries, Inc. +                                   6,725       271,556
Wabtec Corp.                                                16,143       784,872
--------------------------------------------------------------------------------
                                                                       1,056,428
--------------------------------------------------------------------------------

UTILITIES -- 0.7%
NTELOS Holdings Corp. +                                     10,785       273,615
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 39,844,744
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.7%
BBH Securities Lending Fund**                         11,385,704   $ 11,385,704
Touchstone Institutional
    Money Market Fund^                                   668,239        668,239
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 12,053,943
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.7%
(Cost $53,152,297)                                                 $ 51,898,687

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.7%)                    (11,261,087)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 40,637,600
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $10,933,400.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.0%                                   SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 28.4%
Adolor Corp.*                                            107,000   $    586,360
Biogen Idec, Inc.*                                        21,700      1,212,813
Celgene Corp.*                                            28,275      1,805,924
CVS Caremark Corp.                                        31,300      1,238,541
Elan Corp. PLC - SPONS ADR* +                             61,900      2,200,545
Gen-Probe, Inc.*                                          14,000        664,720
Immucor, Inc.*                                            21,100        546,068
Masimo Corp.* +                                           20,400        700,740
OSI Pharmaceuticals, Inc.*                                21,400        884,248
Palomar Medical Technologies, Inc.* +                     12,000        119,760
Santarus, Inc.* +                                         58,900        118,389
Shire PLC - ADR                                            9,400        461,822
Thermo Fisher Scientific, Inc.*                           15,300        852,669
Vanda Pharmaceuticals, Inc.* +                            32,000        105,280
Wyeth                                                     17,900        858,484
--------------------------------------------------------------------------------
                                                                     12,356,363
--------------------------------------------------------------------------------

TECHNOLOGY -- 20.0%
ACI Worldwide, Inc.* +                                    31,400        552,326
Apple Computer*                                            3,500        586,040
Autodesk, Inc.*                                           23,300        787,773
Check Point Software Technologies Ltd.*                   31,300        740,871
EMC Corp.*                                                54,400        799,136
Hewlett-Packard Co.                                       17,900        791,359
Marvell Technology Group Ltd.*                            32,800        579,248
Microsoft Corp.                                           26,600        731,766
NetApp, Inc.* +                                           17,900        387,714
Nuance Communications, Inc.* +                            50,000        783,500
Oracle Corp.*                                             42,200        886,200
QUALCOMM, Inc.                                            23,700      1,051,569
--------------------------------------------------------------------------------
                                                                      8,677,502
--------------------------------------------------------------------------------

ENERGY -- 18.3%
Equitable Resources, Inc.                                 10,100        697,506
Exterran Holdings, Inc.* +                                 8,500        607,665
Halliburton Co.                                           16,600        880,962
Hess Corp.                                                 6,700        845,473
National-Oilwell Varco, Inc.*                             15,300      1,357,416
Smith International, Inc.                                 11,500        956,110
Suncor Energy, Inc.                                       21,000      1,220,520
Weatherford International Ltd.*                           28,000      1,388,520
--------------------------------------------------------------------------------
                                                                      7,954,172
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 9.8%
Goldcorp, Inc. +                                          29,100      1,343,547
Monsanto Co.                                              10,800      1,365,552
Praxair, Inc.                                              9,600        904,704
Textron, Inc.                                             13,000        623,090
--------------------------------------------------------------------------------
                                                                      4,236,893
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.5%
Bare Escentuals, Inc.* +                                  33,200        621,836
Geo Group, Inc.*                                          24,300        546,750
MSC Industrial Direct Co., Inc. +                         10,100        445,511
SkillSoft PLC - ADR*                                      56,700        512,568
Wal-Mart Stores, Inc.                                     20,200      1,135,240
--------------------------------------------------------------------------------
                                                                      3,261,905
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 6.1%
AMETEK, Inc.                                              17,250        814,545
IDEX Corp.                                                16,300        600,492
ITT Corp.                                                 12,100        766,293
Polycom, Inc.* +                                          19,800        482,328
--------------------------------------------------------------------------------
                                                                      2,663,658
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 4.7%
Alliance Data Systems Corp.* +                             8,100        458,055
Charles Schwab Corp.                                      32,600        669,604
InterContinental Exchange, Inc.*                           5,100        581,400
LaSalle Hotel Properties REIT                             13,900        349,307
--------------------------------------------------------------------------------
                                                                      2,058,366
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.2%
Church & Dwight Co., Inc. +                               16,700        941,045
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 42,149,904
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 24.3%
BBH Securities Lending Fund**                          9,612,280      9,612,280
Touchstone Institutional
    Money Market Fund^                                   960,504        960,504
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 10,572,784
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.3%
(Cost $46,358,549)                                                 $ 52,722,688

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.3%)                     (9,267,748)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 43,454,940
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $9,312,416.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.0%                                   SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 16.3%
Amphenol Corp.                                            19,512   $    875,699
Cisco Systems, Inc.*                                      93,553      2,176,042
Hewlett-Packard Co.                                       39,996      1,768,223
Intel Corp.                                               81,895      1,759,105
Microsoft Corp.                                           95,717      2,633,174
Oracle Corp.*                                             82,746      1,737,666
QUALCOMM, Inc.                                            48,961      2,172,400
Texas Instruments, Inc.                                   31,129        876,593
--------------------------------------------------------------------------------
                                                                     13,998,902
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 16.0%
Applied Materials                                        136,834      2,612,161
Caterpillar, Inc.                                         23,756      1,753,668
Danaher Corp. +                                           17,388      1,344,092
Emerson Electric Co.                                      26,999      1,335,101
General Electric Co.                                      49,959      1,333,406
Honeywell International, Inc.                             17,982        904,135
Illinois Tool Works, Inc.                                 37,749      1,793,455
United Technologies Corp.                                 42,814      2,641,623
--------------------------------------------------------------------------------
                                                                     13,717,641
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 15.0%
AFLAC, Inc.                                               34,824      2,186,947
Allstate Corp.                                            28,360      1,292,932
American Express Co.                                      45,660      1,720,012
Goldman Sachs Group +                                      7,535      1,317,872
JPMorgan Chase & Co.                                      36,651      1,257,496
Lincoln National Corp.                                    37,687      1,707,975
Wells Fargo & Co.                                        109,747      2,606,492
Western Union Co.*                                        35,431        875,854
--------------------------------------------------------------------------------
                                                                     12,965,580
--------------------------------------------------------------------------------

ENERGY -- 14.4%
BP PLC                                                    32,398      2,253,929
Chevron Corp.                                             26,791      2,655,792
ConocoPhillips                                            28,415      2,682,091
Ensco International, Inc.                                 10,847        875,787
Marathon Oil Corp.                                        51,162      2,653,773
Transocean, Inc.* +                                        8,674      1,321,831
--------------------------------------------------------------------------------
                                                                     12,443,203
--------------------------------------------------------------------------------

HEALTH CARE -- 10.8%
Cardinal Health, Inc.                                     34,865      1,798,337
CVS Caremark Corp.                                        33,292      1,317,364
Laboratory Corp. of America Holdings*                     25,327      1,763,519
McKesson Corp.                                            23,593      1,319,085
Novartis AG - ADR                                         24,809      1,365,487
WellPoint, Inc.*                                          36,648      1,746,644
--------------------------------------------------------------------------------
                                                                      9,310,436
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.1%
Best Buy Co., Inc.                                        55,135      2,183,346
Kimberly-Clark Corp.                                      29,207      1,745,994
McDonald's Corp.                                          15,622        878,269
Target Corp.                                              45,991      2,138,122
--------------------------------------------------------------------------------
                                                                      6,945,731
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.6%
Altria Group, Inc.                                        42,839        880,770
Kraft Foods, Inc. - Class A                               61,977      1,763,246
Pepsico, Inc.                                             27,409      1,742,938
Philip Morris International, Inc.                         44,189      2,182,495
--------------------------------------------------------------------------------
                                                                      6,569,449
--------------------------------------------------------------------------------

UTILITIES -- 5.7%
AT&T, Inc.                                                66,782      2,249,886
Dominion Resources, Inc.                                  56,198      2,668,843
--------------------------------------------------------------------------------
                                                                      4,918,729
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.6%
Honda Motor Co., Ltd.                                     38,572      1,312,605
Union Pacific Corp.                                       23,980      1,810,490
--------------------------------------------------------------------------------
                                                                      3,123,095
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.5%
Praxair, Inc.                                             13,926      1,312,386
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 85,305,152
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 6.7%
BBH Securities Lending Fund**                          3,975,539      3,975,539
Touchstone Institutional
    Money Market Fund^                                 1,815,329      1,815,329
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  5,790,868
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $90,623,428)                                                 $ 91,096,020

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.7%)                      (4,893,295)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 86,202,725
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $3,891,396.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 97.4%                                SHARES         VALUE
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 16.5%
McDermott International, Inc.*                        487,200   $    30,152,808
Mechel - ADR +                                        462,300        22,902,342
Mosaic Co. (The)                                      295,265        42,724,845
Potash Corp. of Saskatchewan, Inc.                    193,915        44,323,151
Praxair, Inc.                                         333,025        31,384,276
Southern Copper Corp. +                               183,945        19,614,055
--------------------------------------------------------------------------------
                                                                    191,101,477
--------------------------------------------------------------------------------

ENERGY -- 16.5%
Cameron International Corp.*                          634,335        35,110,442
EnCana Corp.                                          536,850        48,815,770
National-Oilwell Varco, Inc.*                         351,965        31,226,335
Schlumberger Ltd.                                     316,170        33,966,143
Smith International, Inc.                             492,107        40,913,776
--------------------------------------------------------------------------------
                                                                    190,032,466
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 10.3%
AFLAC, Inc.                                           427,490        26,846,372
Leucadia National Corp.*                              566,700        26,600,898
Mastercard, Inc. +                                    167,065        44,359,099
State Street Corp.                                    338,020        21,629,900
--------------------------------------------------------------------------------
                                                                    119,436,269
--------------------------------------------------------------------------------

TECHNOLOGY -- 10.2%
Apple, Inc.*                                          183,935        30,798,076
Baidu.com, Inc. - SPON ADR*                            71,535        22,387,594
L-3 Communications Holdings, Inc.                     205,800        18,701,046
Oracle Corp.*                                       1,209,880        25,407,480
SunPower Corp. - Class A* +                           276,335        19,890,593
--------------------------------------------------------------------------------
                                                                    117,184,789
--------------------------------------------------------------------------------

HEALTH CARE -- 9.6%
Baxter International, Inc.                            457,365        29,243,918
CVS Caremark Corp.                                    430,525        17,035,874
Express Scripts, Inc.* +                              497,095        31,177,798
Gilead Sciences, Inc.*                                626,305        33,162,851
--------------------------------------------------------------------------------
                                                                    110,620,441
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 8.5%
Deere & Co.                                           232,625        16,779,241
Emerson Electric Co.                                  521,910        25,808,450
Raytheon Co. +                                        348,950        19,638,906
Research In Motion Ltd.*                              306,200        35,794,780
--------------------------------------------------------------------------------
                                                                     98,021,377
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.3%
Amazon.com, Inc.* +                                   360,850        26,461,131
McDonald's Corp.                                      531,845        29,900,325
Nike, Inc. - Class B                                  461,300        27,498,093
--------------------------------------------------------------------------------
                                                                     83,859,549
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.1%
Coca-Cola Co.                                         526,965        27,391,641
Colgate-Palmolive Co.                                 445,385        30,776,104
PepsiCo, Inc.                                         372,770        23,704,444
--------------------------------------------------------------------------------
                                                                     81,872,189
--------------------------------------------------------------------------------

UTILITIES -- 6.5%
America Movil S.A. - ADR                              609,450        32,148,488
Rogers Communications, Inc.                           425,520        16,450,603
Vimpel-Communications                                 873,930        25,938,242
--------------------------------------------------------------------------------
                                                                     74,537,333
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.4%
CSX Corp.                                             632,260        39,712,251
--------------------------------------------------------------------------------

OTHER -- 1.5%
Foster Wheeler Ltd.*                                  238,565        17,451,030
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,123,829,171
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 14.6%
BBH Securities Lending Fund**                     140,316,711       140,316,711
Touchstone Institutional
    Money Market Fund^                             28,501,882        28,501,882
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   168,818,593
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.0%
(Cost $1,109,842,228)                                           $ 1,292,647,764

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.0%)                   (138,221,047)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,154,426,717
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $135,800,799.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Value Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCK -- 0.4%                                 SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.4%
General Motors Corp.                                       7,000   $     95,900
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.4%
FINANCIAL SERVICES -- 35.2%
American International Group, Inc. +                      14,800        391,608
Citigroup, Inc.                                           70,000      1,173,200
Fannie Mae +                                              81,600      1,592,016
Freddie Mac                                               86,900      1,425,160
Genworth Financial, Inc.                                  80,447      1,432,761
KeyCorp                                                    9,300        102,114
Lehman Brothers Holdings                                  10,600        209,986
National City Corp. +                                    167,400        798,498
Wachovia Corp. +                                          69,200      1,074,676
Washington Mutual, Inc. +                                175,000        862,750
--------------------------------------------------------------------------------
                                                                      9,062,769
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 23.9%
Alcatel - Lucent - ADR* +                                197,000      1,189,880
Centex Corp.                                              54,000        721,980
D.R. Horton, Inc.                                        134,000      1,453,900
Navistar International Corp.*                             15,900      1,046,538
Nortel Networks Corp.*                                    48,750        400,725
Pulte Homes, Inc.                                        140,700      1,354,941
--------------------------------------------------------------------------------
                                                                      6,167,964
--------------------------------------------------------------------------------

ENERGY -- 10.8%
Peabody Energy Corp.                                      15,600      1,373,580
Reliant Energy, Inc.*                                     65,700      1,397,439
--------------------------------------------------------------------------------
                                                                      2,771,019
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.3%
AU Optronics Corp. - ADR                                  25,364        401,766
BearingPoint, Inc.* +                                    466,900        378,189
Dell, Inc.*                                               47,600      1,041,488
Motorola, Inc.                                            79,600        584,264
--------------------------------------------------------------------------------
                                                                      2,405,707
--------------------------------------------------------------------------------

UTILITIES -- 9.1%
Mirant Corp.*                                             28,700      1,123,605
Sprint Nextel Corp.                                      129,800      1,233,100
--------------------------------------------------------------------------------
                                                                      2,356,705
--------------------------------------------------------------------------------

HEALTH CARE -- 3.1%
Omnicare, Inc.                                             8,800        230,736
Sanofi-Aventis - ADR                                      17,200        571,556
--------------------------------------------------------------------------------
                                                                        802,292
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 2.0%
AbitibiBowater, Inc.* +                                   56,003        522,508
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER -- 1.2%
iShares Russell 1000 Value Index Fund                      4,600        317,630
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.1%
J.C. Penney Co., Inc.                                      7,500        272,175
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.7%
General Motors Corp. +                                    15,700        180,550
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 24,859,319
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 30.0%
BBH Securities Lending Fund**                          7,111,835      7,111,835
Touchstone Institutional
    Money Market Fund^                                   628,321        628,321
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  7,740,156
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 126.8%
(Cost $52,281,151)                                                 $ 32,695,375

LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.8%)                     (6,920,422)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 25,774,953
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $6,732,957.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Micro Cap Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.8%                                   SHARES       VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 25.6%
Actuate Corp.*                                           159,600   $    624,036
Advanced Analogic Technologies, Inc.*                     60,300        249,039
Advanced Battery Technologies, Inc.* +                    62,100        358,317
Avanex Corp.*                                             14,700         16,611
BSQUARE Corp.*                                           126,700        611,961
Cogo Group, Inc.*                                         50,000        455,500
Concur Technologies, Inc.* +                              40,000      1,329,199
Digital Ally, Inc.* +                                     15,600        132,912
Ebix, Inc.*                                                6,700        520,724
GSI Technology, Inc.*                                     89,200        346,096
iGate Capital Corp.*                                      86,300        701,619
Image Sensing Systems, Inc.*                               1,300         16,731
Integrated Silicon Solution, Inc.*                        42,893        238,485
INX, Inc.*                                                 4,600         48,070
NetScout Systems, Inc.*                                   51,000        544,680
Pericom Semiconductor Corp.*                              57,300        850,332
Silicom Ltd.* +                                           27,000        179,550
Versant Corp.*                                             2,700         70,713
Vocus, Inc.*                                              19,500        627,315
--------------------------------------------------------------------------------
                                                                      7,921,890
--------------------------------------------------------------------------------

HEALTH CARE -- 18.5%
Almost Family, Inc.*                                      58,700      1,561,420
ATRION Corp.                                               1,500        143,730
CryoLife, Inc.*                                           32,200        368,368
Cynosure, Inc. - Class A*                                 29,600        586,672
HMS Holdings Corp.*                                       53,000      1,137,910
Mesa Laboratories, Inc.                                   24,900        597,600
Synovis Life Technologies, Inc.*                          50,200        945,266
U.S. Physical Therapy, Inc.*                              23,100        379,071
--------------------------------------------------------------------------------
                                                                      5,720,037
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 17.4%
Alamo Group, Inc.                                            700         14,413
AZZ, Inc.*                                                 7,800        311,220
Ducommun, Inc.*                                           23,700        544,152
Graham Corp.                                              18,250      1,352,507
Kadant, Inc.*                                             30,400        687,040
Key Technology, Inc.*                                     31,100        989,291
K-Tron International, Inc.*                                7,000        907,200
Peerless Manufacturing Co.*                                2,210        103,583
Photon Dynamics, Inc.*                                    32,784        494,383
--------------------------------------------------------------------------------
                                                                      5,403,789
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.5%
American Medical Alert Corp.*                             80,100        462,177
America's Car-Mart, Inc.*                                 12,900        231,168
DG Fastchannel, Inc.*                                     32,300        557,175
Greenfield Online, Inc.*                                  14,500        216,340
Learning Tree International, Inc.*                        53,500        914,850
LS Starrett Co. - Class A                                  1,100         26,004
PC Connection, Inc.* +                                    29,100        270,921
Perficient, Inc.* +                                       75,300        727,398
Smith & Wesson Holding Corp.* +                           67,100        349,591
Standard Parking Corp.*                                   22,800        414,960
--------------------------------------------------------------------------------
                                                                      4,170,584
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.2%
American Physicians Capital, Inc. +                       32,500      1,574,300
CyberSource Corp.* +                                      85,000      1,422,050
Life Partners Holdings, Inc. +                            23,201        463,556
--------------------------------------------------------------------------------
                                                                      3,459,906
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 7.0%
Chase Corp.                                               14,400        269,856
Furmanite Corp.*                                          82,100        655,158
Innophos Holdings, Inc.                                   17,700        565,515
L. B. Foster Co.*                                         10,500        348,600
Quaker Chemical Corp.                                      3,100         82,646
UFP Technologies, Inc.*                                   24,850        248,749
--------------------------------------------------------------------------------
                                                                      2,170,524
--------------------------------------------------------------------------------

ENERGY -- 6.6%
Clayton Williams Energy, Inc.*                            14,500      1,594,275
Matrix Service Co.*                                       19,300        445,058
--------------------------------------------------------------------------------
                                                                      2,039,333
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 30,886,063
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.1%
BBH Securities Lending Fund**                          5,711,534      5,711,534
Touchstone Institutional
    Money Market Fund^                                   212,926        212,926
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  5,924,460
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.9%
(Cost $29,267,129)                                                 $ 36,810,523

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.9%)                     (5,839,027)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 30,971,496
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $5,343,140.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 96.8%                                     SHARES      VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 19.1%
Barr Pharmaceuticals, Inc.* +                              240,900  $ 10,859,772
Beckman Coulter, Inc.                                       92,700     6,260,031
Celgene Corp.*                                             432,600    27,630,162
DaVita, Inc.*                                              334,300    17,761,359
Dentsply International, Inc.                               417,900    15,378,720
Edwards Lifesciences Corp.*                                233,180    14,466,487
Elan Corp. PLC - SPONS ADR* +                              934,400    33,217,920
HEALTHSOUTH Corp.* +                                       339,060     5,638,568
Hospira, Inc.* +                                           122,140     4,899,035
IDEXX Laboratories, Inc.* +                                177,000     8,626,980
Invitrogen Corp.* +                                        304,800    11,966,448
Pediatrix Medical Group, Inc.*                             183,195     9,018,690
Shire Pharmaceuticals Group PLC - ADR +                    295,600    14,522,828
Thermo Fisher Scientific, Inc.*                            167,450     9,331,989
VCA Antech, Inc.* +                                        301,100     8,364,558
Vertex Pharmaceuticals, Inc.*                              314,600    10,529,662
--------------------------------------------------------------------------------
                                                                     208,473,209
--------------------------------------------------------------------------------

ENERGY -- 18.4%
BJ Services Co.                                            427,500    13,654,350
Cameron International Corp.* +                             192,700    10,665,945
Chesapeake Energy Corp.                                    344,100    22,696,836
CONSOL Energy, Inc.                                        241,800    27,171,066
Equitable Resources, Inc.                                  221,200    15,276,072
Hess Corp. +                                               211,700    26,714,423
Murphy Oil Corp.                                           127,120    12,464,116
Nabors Industries, Ltd.* +                                 358,900    17,668,647
National-Oilwell Varco, Inc.*                              121,530    10,782,142
Range Resources Corp.                                      186,800    12,242,872
Smith International, Inc.                                  204,800    17,027,072
Weatherford International Ltd.*                            288,200    14,291,838
--------------------------------------------------------------------------------
                                                                     200,655,379
--------------------------------------------------------------------------------

TECHNOLOGY -- 15.1%
ADC Telecommunications, Inc.* +                            456,500     6,742,505
Analog Devices, Inc.                                       328,000    10,420,560
Autodesk, Inc.*                                            353,900    11,965,359
Avnet, Inc.* +                                             175,300     4,782,184
BMC Software, Inc.*                                        388,400    13,982,400
Broadcom Corp. - Class A*                                  413,200    11,276,228
Cognizant Technology Solutions Corp.*                      379,800    12,347,298
LSI Logic Corp.* +                                       1,406,000     8,632,840
Marvell Technology Group Ltd.*                             889,800    15,713,868
Maxim Integrated Products, Inc.                          1,026,600    21,712,589
NetApp, Inc.* +                                            540,800    11,713,728
Red Hat, Inc.* +                                           403,100     8,340,139
SAIC, Inc.*                                                634,200    13,197,702
Varian Semiconductor Equipment
    Associates Inc.*                                        57,900     2,016,078
Varian, Inc.*                                              139,395     7,117,509
Zebra Technologies Corp.* +                                151,215     4,935,658
--------------------------------------------------------------------------------
                                                                     164,896,645
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 12.5%
Agilent Technologies, Inc.*                                144,100     5,121,314
Alliant Techsystems, Inc.* +                                93,235     9,480,135
AMETEK, Inc.                                               304,750    14,390,295
Dover Corp.                                                180,890     8,749,649
IDEX Corp.                                                 278,600    10,263,624
ITT Industries, Inc.                                       191,700    12,140,361
Joy Global, Inc.                                           109,090     8,272,295
Lennar Corp. +                                             284,000     3,504,560
Mettler-Toledo International, Inc.*                        201,900    19,152,234
NICE Systems Ltd. - SPONS ADR*                             323,000     9,551,110
SPX Corp.                                                   93,140    12,269,332
Teleflex, Inc.                                             166,687     9,266,130
Teradyne, Inc.*                                            306,750     3,395,723
Toll Brothers, Inc.* +                                     155,300     2,908,769
Verigy Ltd.*                                               316,151     7,179,789
--------------------------------------------------------------------------------
                                                                     135,645,320
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.4%
Bed Bath & Beyond, Inc.* +                                 191,700     5,386,770
Cheesecake Factory, Inc.* +                                295,600     4,702,996
Coldwater Creek, Inc.* +                                   740,640     3,910,579
Corrections Corp. of America*                              511,300    14,045,411
DeVry, Inc. +                                              180,200     9,662,324
Gap, Inc. +                                                306,100     5,102,687
Gaylord Entertainment Co.* +                               275,300     6,596,188
International Flavors & Fragrances, Inc.                   206,800     8,077,608
Macy's, Inc.                                               394,074     7,652,917
MSC Industrial Direct Co., Inc.                            349,600    15,420,856
Newell Rubbermaid, Inc.                                    506,400     8,502,456
Regis Corp. +                                              294,424     7,758,072
Snap-On, Inc.                                              146,080     7,597,621
Starwood Hotels & Resorts Worldwide, Inc.* +               255,600    10,241,892
TeleTech Holdings, Inc.*                                   412,000     8,223,520
VistaPrint Ltd.* +                                         445,200    11,913,552
--------------------------------------------------------------------------------
                                                                     134,795,449
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 11.5%
Alliance Data Systems Corp.* +                             187,100    10,580,505
Annaly Capital Management, Inc.                            756,300    11,730,214
Arch Capital Group, Ltd.*                                  109,885     7,287,573
Assurant, Inc.                                             136,080     8,975,837
Colonial Bancgroup, Inc. +                                 336,700     1,488,214
E*TRADE Financial Corp.* +                               1,618,240     5,081,274
Federated Investors, Inc. - Class B                        281,200     9,678,904
First Horizon National Corp. +                             448,800     3,334,584
Hudson City Bancorp, Inc.                                  439,055     7,323,437
IntercontinentalExchange, Inc.*                             68,900     7,854,600
Knight Capital Group, Inc.*                                565,840    10,173,803
Moody's Corp. +                                            243,100     8,372,364
New York Community Bancorp, Inc. +                         366,442     6,537,325
NYMEX Holdings, Inc.                                        93,400     7,890,432
People's United Financial, Inc.                            679,754    10,604,162
Willis Group Holdings Ltd.                                 266,989     8,375,445
--------------------------------------------------------------------------------
                                                                     125,288,673
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 96.8% (CONTINUED)                   SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 5.5%
Commercial Metals Co.                                 303,600   $    11,445,720
Crown Holdings, Inc.*                                 457,650        11,894,324
Cytec Industries, Inc.                                162,715         8,877,730
Hexcel Corp.*                                         345,795         6,673,844
Pactiv Corp.*                                         383,500         8,141,705
Textron, Inc.                                         271,100        12,993,822
--------------------------------------------------------------------------------
                                                                     60,027,145
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.7%
Kirby Corp.* +                                        162,200         7,785,600
WABCO Holdings, Inc.                                  228,030        10,594,274
--------------------------------------------------------------------------------
                                                                     18,379,874
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.6%
Whole Foods Market, Inc. +                            291,100         6,896,159
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,055,057,853
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.9%
BBH Securities Lending Fund**                     270,773,080   $   270,773,080
Touchstone Institutional
    Money Market Fund^                             33,008,790        33,008,790
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   303,781,870
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.7%
(Cost $1,224,877,576)                                           $ 1,358,839,723

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.7%)                   (269,413,781)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,089,425,942
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2008, was $261,298,160.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolio of Investments
June 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of June 30, 2008:

                                                                     LEVEL 2 -            LEVEL 3 -
                                                                OTHER SIGNIFICANT        SIGNIFICANT
                                             LEVEL 1 -             OBSERVABLE            UNOBSERVABLE
INVESTMENTS IN SECURITIES:                QUOTED PRICES              INPUTS                 INPUTS
-----------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund       $   40,512,983          $           --          $         --
Growth Opportunities Fund                   43,110,408                      --                    --
Large Cap Core Equity Fund                  87,120,481                      --                    --
Large Cap Growth Fund                    1,152,331,053                      --                    --
Large Cap Value Fund                        25,583,540                      --                    --
Micro Cap Growth Fund                       31,098,989                      --                    --
Mid Cap Growth Fund                      1,088,066,643                      --                    --

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolio of Investments
(Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2008, the following Funds loaned common stocks and received collateral as follows:

                                         FAIR VALUE OF COMMON                   VALUE OF
                                             STOCKS LOANED                 COLLATERAL RECEIVED
----------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund         $        10,933,400             $        11,385,704
Growth Opportunities Fund                 $         9,312,416             $         9,612,280
Large Cap Core Equity Fund                $         3,891,396             $         3,975,539
Large Cap Growth Fund                     $       135,800,799             $       140,316,711
Large Cap Value Fund                      $         6,732,957             $         7,111,835
Micro Cap Growth Fund                     $         5,343,140             $         5,711,534
Mid Cap Growth Fund                       $       261,298,160             $       270,773,080


All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolio of Investments
(Continued)
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

As of June 30, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                                                                        NET
                                                                     GROSS                   GROSS                  UNREALIZED
                                             FEDERAL              UNREALIZED              UNREALIZED               APPRECIATION
                                            TAX COST             APPRECIATION            DEPRECIATION             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund   $        54,122,173      $        2,517,605        $     (4,741,091)         $     (2,223,486)
Growth Opportunities Fund           $        46,553,384      $        8,988,350        $     (2,819,046)         $      6,169,304
Large Cap Core Equity Fund          $        90,853,245      $        6,860,399        $     (6,617,624)         $        242,775
Large Cap Growth Fund               $     1,110,683,480      $      238,169,367        $    (56,205,083)         $    181,964,284
Large Cap Value Fund                $        53,832,261      $          867,235        $    (22,004,121)         $    (21,136,886)
Micro Cap Growth Fund               $        29,267,129      $        9,035,732        $     (1,492,338)         $      7,543,394
Mid Cap Growth Fund                 $     1,237,058,336      $      216,900,881        $    (95,119,494)         $    121,781,387

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ---------------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 14, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  August 12, 2008